Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	FRONTIER FUNDS, INC.
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Oct. 28, 2015
Document Effective Date	Oct. 30, 2015
Prospectus Date	Oct. 30, 2015
Frontier Timpani Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	FTSYX
Frontier Timpani Small Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	FTSGX
Frontier Netols Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	FNSVX
Frontier Netols Small Cap Value Fund | Class Y
Prospectus:
Trading Symbol	FNSYX
Frontier Phocas Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	FPSVX
Frontier MFG Core Infrastructure Fund | Institutional Class
Prospectus:
Trading Symbol	FMGIX
Frontier MFG Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	FMGEX
Frontier MFG Global Plus Fund | Institutional Class
Prospectus:
Trading Symbol	FMGPX
Frontier MFG Global Plus Fund | Class Y
Prospectus:
Trading Symbol	FMGYX